Appendix 1 Details of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Appendix 1 Details of Assets and Liabilities in Foreign Currency

APPENDIX 1 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

This appendix forms an integral part of these consolidated financial statements.

The detail of assets and liabilities denominated in foreign currency is as follows:

	12-31-2020
ASSETS	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Assets
Cash and cash equivalents	-	637	170,335	47	381,754	147,458	65,480	741,282	-	1,506,993
Other current financial assets	-	116	95	-	4,047	-	65,287	160,734	-	230,279
Other current non-financial assets	-	16,730	2,177	36	27,088	62,864	40,572	411,220	99	560,786
Trade and other current receivables	-	1,587	22,201	81	330,871	165,342	306,606	2,408,247	-	3,234,935
Current accounts receivable from related parties	-	3,271	547	3,566	716	2,480	29	36,341	-	46,950
Inventories	-	-	1,035	987	102,781	53,015	40,892	272,723	-	471,433
Current tax assets	-	9,546	11,457	-	31	10,069	2,628	94,149	-	127,880
Total Current Assets	-	31,887	207,847	4,717	847,288	441,228	521,494	4,124,696	99	6,179,256

Non-Current Assets
Other non-current financial assets	-	-	-	-	153	55	25,461	2,765,194	-	2,790,863
Other non-current non-financial assets	-	2,980	-	-	33,029	23,092	898	2,272,857	-	2,332,856
Trade and other non-current receivables	-	77	244,126	-	33,565	-	24,410	276,346	-	578,524
Non-current accounts receivable from related parties	-	-	-	-	-	-	32	-	-	32
Investments accounted for using the equity method	-	-	-	-	-	-	2,273	-	-	2,273
Intangible assets other than goodwill	-	-	-	-	135,881	70,955	61,160	4,256,830	-	4,524,826
Goodwill	-	-	-	-	18,264	184,037	24,603	718,608	-	945,512
Property, plant and equipment	-	-	176	-	4,158,620	2,128,830	1,762,799	304,247	-	8,354,672
Investment property	-	-	-	-	-	-	-	7,942	-	7,942
Right-of-use asset	24	-	-	-	19,639	159,534	124	43,099	-	222,420
Deferred tax assets	-	-	192,057	-	11,277	253	28,746	762,049	-	994,382
Total Non-Current Assets	24	3,057	436,359	-	4,410,428	2,566,756	1,930,506	11,407,172	-	20,754,302

Total Assets	24	34,944	644,206	4,717	5,257,716	3,007,984	2,452,000	15,531,868	99	26,933,558

	12-31-2019
ASSETS	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Assets
Cash and cash equivalents	-	142,875	672,694	83	185,424	188,655	49,848	699,418	-	1,938,997
Other current financial assets	-	114	1,522	-	3,512	232	-	115,003	-	120,383
Other current non-financial assets	-	3,811	14,021	-	12,941	44,845	33,746	376,798	-	486,162
Trade and other current receivables	-	839	20,699	-	260,132	145,388	385,814	2,691,585	-	3,504,457
Current accounts receivable from related parties	-	2,552	1,209	3,418	678	3,883	237	4,392	-	16,369
Inventories	-	-	3,095	515	83,152	45,527	27,480	236,470	-	396,239
Current tax assets	-	9,146	-	-	120	4,752	18,115	75,188	-	107,321
Current assets other than assets or groups of assets for disposal classified as held for sale	-	-	-	-	11,326	-	-	-	-	11,326
Total Current Assets	-	159,337	713,240	4,016	557,285	433,282	515,240	4,198,854	-	6,581,254

Non-Current Assets
Other non-current financial assets	-	-	3,139	-	171	-	70	3,046,431	-	3,049,811
Other non-current non-financial assets	-	3,125	-	-	21,844	16,760	3,354	2,690,807	-	2,735,890
Trade and other non-current receivables	-	126	79,475	-	42,546	-	229,256	236,554	-	587,957
Non-current accounts receivable from related parties	-	-	-	-	-	-	68	779	-	847
Investments accounted for using the equity method	-	-	-	-	-	-	1,978	-	-	1,978
Intangible assets other than goodwill	-	-	-	-	125,795	65,292	30,519	5,306,273	-	5,527,879
Goodwill	-	-	524,511	-	5,835	-	4,665	638,032	-	1,173,043
Property, plant and equipment	-	19	222	-	4,162,275	2,311,459	1,888,301	401,162	-	8,763,438
Investment property	-	-	-	-	-	-	-	10,254	-	10,254
Right-of-use asset	-	-	19	-	11,988	168,355	18	75,419	-	255,799
Deferred tax assets	-	1,469	-	-	-	3	25,890	1,060,872	-	1,088,234
Total Non-Current Assets	-	4,739	607,366	-	4,370,454	2,561,869	2,184,119	13,466,583	-	23,195,130

Total Assets	-	164,076	1,320,606	4,016	4,927,739	2,995,151	2,699,359	17,665,437	-	29,776,384

	12-31-2020
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Liabilities
Other current financial liabilities	7,103	-	789,559	-	453,666	201,641	36	373,125	-	1,825,130
Current lease liability	19	-	20,470	17	4,792	10,434	78	15,685	-	51,495
Trade and other current payables	-	46,970	206,653	12,519	471,331	194,903	517,715	2,643,452	33	4,093,576
Current accounts payable to related parties	-	167,003	152,956	236,546	2,652	1,643	177	36,145	-	597,122
Other current provisions	-	-	44,308	-	40,176	12,931	45,167	77,843	-	220,425
Current tax liabilities	-	-	-	-	110,724	33,777	44,383	33,986	-	222,870
Other current non-financial liabilities	-	369	11,908	-	31,914	28,193	21,876	172,249	95	266,604
Total Current Liabilities	7,122	214,342	1,225,854	249,082	1,115,255	483,522	629,432	3,352,485	128	7,277,222

Non-Current Liabilities
Other non-current financial liabilities	3,611	-	806,446	-	1,251,190	404,359	-	1,372,100	-	3,837,706
Non-current lease liability	-	-	25,668	386	15,639	13,816	45	35,516	-	91,070
Trade and other non-current payables	-	-	10,990	-	1,136	729	86,559	1,962,061	-	2,061,475
Non-current accounts receivable from related parties	-	-	-	144,391	-	-	-	-	-	144,391
Other long-term provisions	-	-	-	-	78,504	20,879	19,760	714,757	-	833,900
Deferred tax liabilities	-	2,521	-	-	208,618	74,847	286,936	40,031	-	612,953
Non-current provisions for employee benefits	-	2,960	1,906	-	124,248	4,299	13,920	1,476,884	-	1,624,217
Other non-current non-financial liabilities	-	-	31,600	-	19,707	5,132	30,294	30,228	-	116,961
Total Non-Current Liabilities	3,611	5,481	876,610	144,777	1,699,042	524,061	437,514	5,631,577	-	9,322,673

Total Liabilities	10,733	219,823	2,102,464	393,859	2,814,297	1,007,583	1,066,946	8,984,062	128	16,599,895

	12-31-2019
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Liabilities
Other current financial liabilities	6,227	1	594,317	-	169,525	45,579	84	592,674	-	1,408,407
Current lease liability	11	-	33,751	5	6,004	15,455	7	26,411	-	81,644
Trade and other current payables	-	62,073	205,848	13,770	433,753	217,115	418,518	2,568,851	117	3,920,045
Current accounts payable to related parties	-	6,273	211,872	257,476	1,832	1,967	247	14,844	-	494,511
Other current provisions	-	561	45,458	-	38,297	11,934	44,825	144,973	4	286,052
Current tax liabilities	-	-	-	-	108,167	13,739	92,080	6,741	-	220,727
Other current non-financial liabilities	-	189	4,445	-	27,521	24,218	40,633	223,731	18	320,755
Liabilities associated with disposal groups held for sale	-	-	-	-	3,791	-	-	-	-	3,791
Total Current Liabilities	6,238	69,097	1,095,691	271,251	788,890	330,007	596,394	3,578,225	139	6,735,932

Non-Current Liabilities
Other non-current financial liabilities	9,766	-	1,106,962	-	1,404,407	400,395	-	1,860,303	-	4,781,833
Non-current lease liability	8	-	18,317	-	6,190	25,300	7	58,803	-	108,625
Trade and other non-current payables	-	-	7	-	997	10,868	152,240	2,171,885	-	2,335,997
Other long-term provisions	-	-	-	-	49,659	54,775	23,710	848,183	-	976,327
Deferred tax liabilities	-	-	-	-	51,332	254,591	311,503	26,428	-	643,854
Non-current provisions for employee benefits	-	2,979	-	-	129,507	6,245	14,178	1,683,453	-	1,836,362
Other non-current non-financial liabilities	-	-	3,563	-	6,318	24,676	54,162	22,549	-	111,268
Total Non-Current Liabilities	9,774	2,979	1,128,849	-	1,648,410	776,850	555,800	6,671,604	-	10,794,266

Total Liabilities	16,012	72,076	2,224,540	271,251	2,437,300	1,106,857	1,152,194	10,249,829	139	17,530,198